PREPAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Prepayments Abstract
PREPAYMENTS	NOTE 3. PREPAYMENTS Prepayments primarily include prepaid service and products in advance to suppliers. As of December 31, 2022 and 2021, prepayments were $296,753 and $169,318 , respectively.